INTANGIBLE ASSETS	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

13.       INTANGIBLE ASSETS

	Video Game Catalogues	Platform Coding	Brands	Total
	$	$	$	$
Cost:
At November 30, 2018	1,589,258	-	105,286	1,694,544
Additions - paid or accrued	133,356	-	-	133,356
Net exchange differences	(7,053)	-	5,013	(2,040)
At November 30, 2019	1,715,561	-	110,299	1,825,860
Additions - paid or accrued	-	4,464,885	-	4,464,885
Dispositions	(208,659)	-	(111,454)	(320,113)
Net exchange differences	(40,598)	(153,981)	1,155	(193,424)
At November 30, 2020	1,466,304	4,310,904	-	5,777,208

Amortization:
At November 30, 2018	17,722	-	-	17,722
Additions	100,202	-	-	100,202
Net exchange differences	(23)	-	-	(23)
At November 30, 2019	117,901	-	-	117,901
Additions	101,350	-	-	101,350
Net exchange differences	(6,469)	-	-	(6,469)
At November 30, 2020	212,782	-	-	212,782

Net book value:
At November 30, 2019	1,597,660	-	110,299	1,707,959
At November 30, 2020	1,253,522	4,310,904	-	5,564,426

As at November 30, 2020, included in video game catalogues is $nil (November 30, 2019 - $212,625) of development costs which the Company has not begun amortizing.

Brands pertained to Majesco Entertainment which were disposed of at August 31, 2020. (Note 20)

During the year ended November 30, 2020, the Company acquired platform coding for a cash payment of $4,464,885 (US$3,325,000) which is currently under development and not yet subject to amortization.